RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	(2,331)
Derivative liabilities, Amounts Available for Offset	(33)
Total current derivative assets	568	385
Total long-term derivative assets	199	413
Total current derivative liabilities	(1,020)	(837)
Total long-term derivative liabilities	(2,078)	(1,395)
Total net financial asset/(liability)	(2,364)	(1,434)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,319)	(1,425)
Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(908)	(18)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(104)	9
Accounts receivable and other (Note 7)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	568	385
Current derivative assets, Amounts Available for Offset	(150)	(117)
Total current derivative assets	418	268
Accounts receivable and other (Note 7) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	512	181
Accounts receivable and other (Note 7) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	49	193
Accounts receivable and other (Note 7) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	7	11
Deferred amounts and other assets (Note 12)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	199	413
Long-term derivative assets, Amounts Available for Offset	(99)	(176)
Total long-term derivative assets	100	237
Deferred amounts and other assets (Note 12) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	121	114
Deferred amounts and other assets (Note 12) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	60	266
Deferred amounts and other assets (Note 12) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	18	33
Accounts payable and other (Note 15)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,020)	(837)
Current derivative liabilities, Amounts Available for Offset	117	135
Total current derivative liabilities	(903)	(702)
Accounts payable and other (Note 15) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(499)	(430)
Accounts payable and other (Note 15) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(441)	(403)
Accounts payable and other (Note 15) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(80)	(4)
Other long-term liabilities (Note 17)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,078)	(1,395)
Long-term derivative liabilities, Amounts Available for Offset	99	158
Total long-term derivative liabilities	(1,979)	(1,237)
Other long-term liabilities (Note 17) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,453)	(1,290)
Other long-term liabilities (Note 17) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(576)	(74)
Other long-term liabilities (Note 17) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(49)	(31)
Foreign Exchange Risk
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,433)	(400)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,362)	(426)
Foreign Exchange Risk | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	33	17
Foreign Exchange Risk | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(104)	9
Foreign Exchange Risk | Accounts receivable and other (Note 7)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	78
Current derivative assets, Amounts Available for Offset	(13)	(26)
Total current derivative assets		52
Foreign Exchange Risk | Accounts receivable and other (Note 7) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3	51
Foreign Exchange Risk | Accounts receivable and other (Note 7) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3	16
Foreign Exchange Risk | Accounts receivable and other (Note 7) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	7	11
Foreign Exchange Risk | Deferred amounts and other assets (Note 12)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	51	67
Long-term derivative assets, Amounts Available for Offset	(51)	(62)
Total long-term derivative assets		5
Foreign Exchange Risk | Deferred amounts and other assets (Note 12) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		27
Foreign Exchange Risk | Deferred amounts and other assets (Note 12) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	33	7
Foreign Exchange Risk | Deferred amounts and other assets (Note 12) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	18	33
Foreign Exchange Risk | Accounts payable and other (Note 15)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(301)	(75)
Current derivative liabilities, Amounts Available for Offset	13	26
Total current derivative liabilities	(288)	(49)
Foreign Exchange Risk | Accounts payable and other (Note 15) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(218)	(69)
Foreign Exchange Risk | Accounts payable and other (Note 15) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(3)	(2)
Foreign Exchange Risk | Accounts payable and other (Note 15) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(80)	(4)
Foreign Exchange Risk | Other long-term liabilities (Note 17)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,196)	(470)
Long-term derivative liabilities, Amounts Available for Offset	51	62
Total long-term derivative liabilities	(1,145)	(408)
Foreign Exchange Risk | Other long-term liabilities (Note 17) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,147)	(435)
Foreign Exchange Risk | Other long-term liabilities (Note 17) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments		(4)
Foreign Exchange Risk | Other long-term liabilities (Note 17) | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(49)	(31)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,001)	(39)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)		(4)
Interest rate contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,001)	(35)
Interest rate contracts | Accounts receivable and other (Note 7)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	8	183
Current derivative assets, Amounts Available for Offset	(7)	(27)
Total current derivative assets	1	156
Interest rate contracts | Accounts receivable and other (Note 7) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments		12
Interest rate contracts | Accounts receivable and other (Note 7) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	8	171
Interest rate contracts | Deferred amounts and other assets (Note 12)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	250
Long-term derivative assets, Amounts Available for Offset	(5)	(47)
Total long-term derivative assets		203
Interest rate contracts | Deferred amounts and other assets (Note 12) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		1
Interest rate contracts | Deferred amounts and other assets (Note 12) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	249
Interest rate contracts | Accounts payable and other (Note 15)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(438)	(403)
Current derivative liabilities, Amounts Available for Offset	7	45
Total current derivative liabilities	(431)	(358)
Interest rate contracts | Accounts payable and other (Note 15) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments		(16)
Interest rate contracts | Accounts payable and other (Note 15) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(438)	(387)
Interest rate contracts | Other long-term liabilities (Note 17)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(576)	(69)
Long-term derivative liabilities, Amounts Available for Offset	5	29
Total long-term derivative liabilities	(571)	(40)
Interest rate contracts | Other long-term liabilities (Note 17) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments		(1)
Interest rate contracts | Other long-term liabilities (Note 17) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(576)	(68)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	83
Derivative liabilities, Amounts Available for Offset	(33)
Total net financial asset/(liability)	50	(1,002)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	32	(999)
Commodity contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	51	(3)
Commodity contracts | Accounts receivable and other (Note 7)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	535	118
Current derivative assets, Amounts Available for Offset	(130)	(64)
Total current derivative assets	405	54
Commodity contracts | Accounts receivable and other (Note 7) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	501	114
Commodity contracts | Accounts receivable and other (Note 7) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	34	4
Commodity contracts | Deferred amounts and other assets (Note 12)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	135	95
Long-term derivative assets, Amounts Available for Offset	(43)	(67)
Total long-term derivative assets	92	28
Commodity contracts | Deferred amounts and other assets (Note 12) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	118	86
Commodity contracts | Deferred amounts and other assets (Note 12) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	17	9
Commodity contracts | Accounts payable and other (Note 15)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(281)	(359)
Current derivative liabilities, Amounts Available for Offset	97	64
Total current derivative liabilities	(184)	(295)
Commodity contracts | Accounts payable and other (Note 15) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(281)	(345)
Commodity contracts | Accounts payable and other (Note 15) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments		(14)
Commodity contracts | Other long-term liabilities (Note 17)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(306)	(856)
Long-term derivative liabilities, Amounts Available for Offset	43	67
Total long-term derivative liabilities	(263)	(789)
Commodity contracts | Other long-term liabilities (Note 17) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(306)	(854)
Commodity contracts | Other long-term liabilities (Note 17) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments		(2)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	20	7
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	11	4
Other contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	9	3
Other contracts | Accounts receivable and other (Note 7)
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	12	6
Total current derivative assets	12	6
Other contracts | Accounts receivable and other (Note 7) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	8	4
Other contracts | Accounts receivable and other (Note 7) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	2
Other contracts | Deferred amounts and other assets (Note 12)
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	8	1
Total long-term derivative assets	8	1
Other contracts | Deferred amounts and other assets (Note 12) | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	3
Other contracts | Deferred amounts and other assets (Note 12) | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	1